Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	5
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,683,369,242.22	41,794		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.604%		December 15, 2025
Class A-2a Notes	$407,800,000.00	4.59%		October 15, 2027
Class A-2b Notes	$125,000,000.00	4.66867%	*	October 15, 2027
Class A-3 Notes	$532,800,000.00	4.61%		August 15, 2029
Class A-4 Notes	$104,400,000.00	4.66%		September 15, 2030
Class B Notes	$47,370,000.00	4.88%		September 15, 2030
Class C Notes	$31,570,000.00	0.00%		May 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.32%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,620,922.12

Principal:
Principal Collections	$31,496,506.10
Prepayments in Full	$14,538,849.27
Liquidation Proceeds	$318,230.51
Recoveries	$10,842.07
Sub Total	$46,364,427.95
Collections	$51,985,350.07

Purchase Amounts:
Purchase Amounts Related to Principal	$116,146.61
Purchase Amounts Related to Interest	$902.95
Sub Total	$117,049.56

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$52,102,399.63

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	5
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$52,102,399.63
Servicing Fee	$1,244,553.97	$1,244,553.97	$0.00	$0.00	$50,857,845.66
Interest - Class A-1 Notes	$526,070.27	$526,070.27	$0.00	$0.00	$50,331,775.39
Interest - Class A-2a Notes	$1,559,835.00	$1,559,835.00	$0.00	$0.00	$48,771,940.39
Interest - Class A-2b Notes	$470,109.13	$470,109.13	$0.00	$0.00	$48,301,831.26
Interest - Class A-3 Notes	$2,046,840.00	$2,046,840.00	$0.00	$0.00	$46,254,991.26
Interest - Class A-4 Notes	$405,420.00	$405,420.00	$0.00	$0.00	$45,849,571.26
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,849,571.26
Interest - Class B Notes	$192,638.00	$192,638.00	$0.00	$0.00	$45,656,933.26
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,656,933.26
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$45,656,933.26
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$45,656,933.26
Regular Principal Payment	$141,844,646.99	$45,656,933.26	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$52,102,399.63

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$45,656,933.26
Total					$45,656,933.26

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$45,656,933.26	$138.35	$526,070.27	$1.59	$46,183,003.53	$139.94
Class A-2a Notes	$0.00	$0.00	$1,559,835.00	$3.83	$1,559,835.00	$3.83
Class A-2b Notes	$0.00	$0.00	$470,109.13	$3.76	$470,109.13	$3.76
Class A-3 Notes	$0.00	$0.00	$2,046,840.00	$3.84	$2,046,840.00	$3.84
Class A-4 Notes	$0.00	$0.00	$405,420.00	$3.88	$405,420.00	$3.88
Class B Notes	$0.00	$0.00	$192,638.00	$4.07	$192,638.00	$4.07
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$45,656,933.26	$28.92	$5,200,912.40	$3.29	$50,857,845.66	$32.21

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	5

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$141,844,646.99	0.4298323	$96,187,713.73	0.2914779
Class A-2a Notes	$407,800,000.00	1.0000000	$407,800,000.00	1.0000000
Class A-2b Notes	$125,000,000.00	1.0000000	$125,000,000.00	1.0000000
Class A-3 Notes	$532,800,000.00	1.0000000	$532,800,000.00	1.0000000
Class A-4 Notes	$104,400,000.00	1.0000000	$104,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,390,784,646.99	0.8808344	$1,345,127,713.73	0.8519182

Pool Information
Weighted Average APR	4.810%	4.814%
Weighted Average Remaining Term	53.98	53.17
Number of Receivables Outstanding	39,401	38,726
Pool Balance	$1,493,464,766.61	$1,446,497,552.20
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,403,074,717.80	$1,359,442,106.96
Pool Factor	0.8871879	0.8592871

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,368.57
Yield Supplement Overcollateralization Amount	$87,055,445.24
Targeted Overcollateralization Amount	$118,634,393.80
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$101,369,838.47

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,368.57
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,368.57
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,368.57

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	5
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		75	$497,481.92
(Recoveries)		3	$10,842.07
Net Loss for Current Collection Period			$486,639.85
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3910%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0180%
Second Prior Collection Period			0.1267%
Prior Collection Period			0.3461%
Current Collection Period			0.3973%
Four Month Average (Current and Prior Three Collection Periods)			0.2220%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		282	$1,124,597.80
(Cumulative Recoveries)			$10,842.07
Cumulative Net Loss for All Collection Periods			$1,113,755.73
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0662%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,987.94
Average Net Loss for Receivables that have experienced a Realized Loss			$3,949.49

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.64%	192	$9,272,453.12
61-90 Days Delinquent	0.11%	33	$1,573,733.74
91-120 Days Delinquent	0.01%	5	$206,515.17
Over 120 Days Delinquent	0.01%	3	$112,478.95
Total Delinquent Receivables	0.77%	233	$11,165,180.98

Repossession Inventory:
Repossessed in the Current Collection Period		17	$776,147.87
Total Repossessed Inventory		21	$1,003,886.98

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0824%
Prior Collection Period			0.0812%
Current Collection Period			0.1059%
Three Month Average			0.0898%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1308%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-D
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	5

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	76	$3,972,184.58
2 Months Extended	102	$4,956,866.61
3+ Months Extended	15	$623,121.66

Total Receivables Extended	193	$9,552,172.85

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer